Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Earnings (Loss) Per Share
24)	EARNINGS PER SHARE
Basic earnings per share are calculated by dividing net income attributable to ordinary equity holders of the Parent Company by the weighted average number of shares outstanding during the period. Diluted earnings per share reflect the potential issuance of ordinary shares when certain conditions are met, if this would decrease basic earnings per share or increase basic loss per share. The amounts used to calculate earnings per share for 2025, 2024 and 2023 are as follows:

		2025	2024	2023
Denominator (thousands of shares)
Weighted-average number of shares outstanding – basic		43,540,866	43,405,354	43,510,758
Effect of dilutive instruments – share-based compensation (note 23) 1		541,395	660,298	599,229
Weighted-average number of shares – diluted		44,082,261	44,065,652	44,109,987
Numerator
Net income from continuing operations	$	404	924	121
Less: non-controlling interest net income		10	21	17
Controlling interest net income from continuing operations	$	394	903	104
Net income from discontinued operations	$	566	36	78
Basic earnings per share
Controlling interest basic earnings per share	$	0.0221	0.0217	0.0042
Controlling interest basic earnings per share from continuing operations		0.0091	0.0209	0.0024
Controlling interest basic earnings per share from discontinued operations		0.0130	0.0008	0.0018
Controlling interest diluted earnings per share
Controlling interest diluted earnings per share	$	0.0218	0.0213	0.0041
Controlling interest diluted earnings per share from continuing operations		0.0090	0.0205	0.0023
Controlling interest diluted earnings per share from discontinued operations		0.0128	0.0008	0.0018

1	Number of the Parent Company’s shares to be potentially issued under the Share-Based Compensation Programs, equivalent to 180.5 million CPOs or 18.05 million ADSs.